UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

ABSOLUTE ASIA DYNAMIC EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 85.9% of Net Assets
	Australia — 19.7%
3,447	BHP Billiton Ltd.	$138,265
25,639	Incitec Pivot Ltd.	81,454
2,695	Newcrest Mining Ltd.	81,254
23,497	Paladin Energy Ltd.(b)	85,109
2,008	Rio Tinto Ltd.	144,248

		530,330

	China — 16.7%
70,000	Ausnutria Dairy Corp. Ltd.(b)	48,729
24,000	China Resources Land Ltd.	51,740
32,000	CNOOC Ltd.	52,667
31,000	Digital China Holdings Ltd.	52,237
30,400	Shanghai Friendship Group, Inc., Co., Class B	48,490
27,300	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	50,783
52,000	Skyworth Digital Holdings Ltd.	60,711
10,000	Weichai Power Co. Ltd., Class H	83,433

		448,790

	Hong Kong — 12.3%
11,000	Henderson Land Development Co. Ltd.	77,537
4,000	Hong Kong Aircraft Engineering Co. Ltd.	50,446
4,500	Hong Kong Exchanges & Clearing Ltd.	74,933
30,000	Lifestyle International Holdings Ltd.	54,102
5,000	Sun Hung Kai Properties Ltd.	74,966

		331,984

	India — 3.9%
1,800	Infosys Technologies Ltd., Sponsored ADR	105,930

	Indonesia — 5.3%
19,000	PT Astra International Tbk	87,295
27,000	PT United Tractors Tbk	54,337

		141,632

	Korea — 11.8%
787	Hyundai Motor Co.	80,253
1,620	Korea Electric Power Corp.(b)	52,568
278	Lotte Shopping Co. Ltd.	80,554
222	POSCO	103,761

		317,136

	Malaysia — 2.9%
15,300	Kuala Lumpur Kepong Berhad	78,232

	Singapore — 7.1%
25,000	Parkway Holdings Ltd.(b)	59,951
12,000	Singapore Airlines Ltd.	130,247

		190,198

	Taiwan — 6.2%
15,000	Simplo Technology Co. Ltd.	85,483
25,000	Taiwan Fertilizer Co. Ltd.	79,915

		165,398

	Total Common Stocks (Identified Cost $2,197,911)	2,309,630

Principal Amount	Description	Value (†)
Short-Term Investments — 13.9%
$ 372,827	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $372,827 on 4/01/2010, collateralized by $350,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $380,625 including accrued interest(c) (Identified Cost $372,827)	372,827

	Total Investments — 99.8% (Identified Cost $2,570,738)(a)	2,682,457
	Other assets less liabilities — 0.2%	5,873

	Net Assets — 100.0%	$2,688,330

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

1

ABSOLUTE ASIA DYNAMIC EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2010, approximately 82% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $2,570,738 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$120,712
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,993)

Net unrealized appreciation	$111,719

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$105,930	$—	$—	$105,930
All Other Common Stocks*	—	2,203,700	—	2,203,700

Total Common Stocks	105,930	2,203,700	—	2,309,630

Short-Term Investments	—	372,827	—	372,827

Total	$105,930	$2,576,527	$—	$2,682,457

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Metals & Mining	17.4%
Real Estate Management & Development	7.6
Automobiles	6.2
Chemicals	6.0
Oil, Gas & Consumable Fuels	5.1
Machinery	5.1
Multiline Retail	5.0
Airlines	4.8
Food Products	4.7
IT Services	3.9
Computers & Peripherals	3.2
Diversified Financial Services	2.8
Household Durables	2.3
Health Care Providers & Services	2.2
Other Investments, less than 2% each	9.6
Short-Term Investments	13.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

2

ABSOLUTE ASIA DYNAMIC EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Currency Exposure at March 31, 2010 as a Percentage of Net Assets (Unaudited)

Hong Kong Dollar	25.3%
United States Dollar	21.5
Australian Dollar	19.7
South Korean Won	11.8
Singapore Dollar	7.1
New Taiwan Dollar	6.2
Indonesian Rupiah	5.3
Malaysian Ringgit	2.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

3

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Air Freight & Logistics — 12.8%
720,000	FedEx Corp.	$67,248,000
895,000	United Parcel Service, Inc., Class B	57,646,950

		124,894,950

	Airlines — 6.0%
4,000,000	Delta Air Lines, Inc.(b)	58,360,000

	Automobiles — 10.1%
7,800,000	Ford Motor Co.(b)	98,046,000

	Capital Markets — 8.5%
485,000	Goldman Sachs Group, Inc. (The)	82,755,550

	Commercial Banks — 4.0%
868,880	Banco Bradesco SA, Sponsored ADR	16,013,459
1,026,705	Itau Unibanco Holding SA, ADR	22,577,243

		38,590,702

	Communications Equipment — 2.1%
800,000	Cisco Systems, Inc.(b)	20,824,000

	Computers & Peripherals — 11.1%
230,000	Apple, Inc.(b)	54,033,900
1,010,000	Hewlett-Packard Co.	53,681,500

		107,715,400

	Hotels, Restaurants & Leisure — 5.2%
1,598,110	Marriott International, Inc., Class A	50,372,427

	Insurance — 4.7%
760,000	Prudential Financial, Inc.	45,980,000

	Media — 1.9%
520,000	Walt Disney Co. (The)	18,153,200

	Metals & Mining — 18.5%
595,000	BHP Billiton Ltd., Sponsored ADR	47,790,400
800,000	Freeport-McMoRan Copper & Gold, Inc.	66,832,000
2,050,000	Vale SA, Sponsored Preference ADR	65,989,500

		180,611,900

	Multiline Retail — 2.0%
380,000	Target Corp.	19,988,000

	Oil, Gas & Consumable Fuels — 4.5%
960,000	Peabody Energy Corp.	43,872,000

	Semiconductors & Semiconductor Equipment — 5.3%
2,300,000	Intel Corp.	51,198,000

	Software — 1.0%
380,000	Oracle Corp.	9,762,200

	Total Common Stocks (Identified Cost $713,532,510)	951,124,329

Principal Amount	Description	Value (†)
Short-Term Investments — 0.8%
$ 7,255,000	American Express Credit Corp., Commercial Paper, 0.050%, 4/01/2010 (Identified Cost $7,255,000)	$7,255,000

	Total Investments — 98.5% (Identified Cost $720,787,510)(a)	958,379,329
	Other assets less liabilities—1.5%	14,905,018

	Net Assets — 100.0%	$973,284,347

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

1

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $720,787,510 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$237,888,268
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(296,449)

Net unrealized appreciation	$237,591,819

At December 31, 2009, the Fund had a capital loss carryforward of $269,413,017 of which $81,851,673 expires on December 31, 2016 and $187,561,344 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $29,753. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$951,124,329	$—	$—	$951,124,329
Short-Term Investments	—	7,255,000	—	7,255,000

Total	$951,124,329	$7,255,000	$—	$958,379,329

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Metals & Mining	18.5%
Air Freight & Logistics	12.8
Computers & Peripherals	11.1
Automobiles	10.1
Capital Markets	8.5
Airlines	6.0
Semiconductors & Semiconductor Equipment	5.3
Hotels, Restaurants & Leisure	5.2
Insurance	4.7
Oil, Gas & Consumable Fuels	4.5
Commercial Banks	4.0
Communications Equipment	2.1
Multiline Retail	2.0
Other Investments, less than 2% each	2.9
Short-Term Investments	0.8

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 5.5%
24,524	BHP Billiton Ltd.	$983,700
189,400	BlueScope Steel Ltd.(b)	504,986
12,753	Commonwealth Bank of Australia	657,710
25,255	CSL Ltd.	843,550
13,153	Macquarie Group Ltd.	568,822
15,693	Rio Tinto Ltd.	1,127,336
33,806	Westpac Banking Corp.	862,460

		5,548,564

	Belgium — 0.7%
13,396	Anheuser-Busch InBev NV	673,787

	Brazil — 5.3%
43,503	Companhia Energetica de Minas Gerais, Sponsored ADR	723,890
40,874	Gafisa SA, ADR	561,609
37,942	Itau Unibanco Holding SA, Preference ADR	834,344
14,410	Petroleo Brasileiro SA, ADR	641,101
13,736	Petroleo Brasileiro SA, Sponsored ADR	543,808
33,789	Vale SA, Sponsored ADR	1,087,668
34,116	Vale SA, Sponsored Preference ADR	947,060

		5,339,480

	Canada — 5.1%
18,199	Bank of Nova Scotia	911,697
30,402	Cameco Corp.	833,319
11,696	IGM Financial, Inc.	513,604
42,974	Manulife Financial Corp.	846,158
13,260	Shoppers Drug Mart Corp.	569,750
39,038	Suncor Energy, Inc.	1,270,296
6,310	Teck Resources Ltd., Class B(b)	274,864

		5,219,688

	Chile — 0.5%
13,751	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	514,150

	China — 9.4%
658,000	Agile Property Holdings Ltd.	895,912
1,123,000	China Communications Construction Co. Ltd., Class H	1,059,678
604,000	China Construction Bank Corp., Class H	493,015
213,000	China Merchants Bank Co. Ltd., Class H	575,051
171,000	China Shenhua Energy Co. Ltd., Class H	734,736
1,417,200	China State Construction International Holdings Ltd.	552,053
1,234,410	Denway Motors Ltd.	656,465
1,357,000	Industrial and Commercial Bank of China Ltd., Class H	1,034,120
8,463	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	723,671
434,000	PetroChina Co. Ltd., Class H	508,788
63,500	Ping An Insurance (Group) Co. of China Ltd., Class H	544,662
33,200	Tencent Holdings Ltd.	664,805
127,600	Weichai Power Co. Ltd., Class H	1,064,610

		9,507,566

	Denmark — 1.3%
7,745	Novo Nordisk A/S, Class B	$597,878
13,602	Vestas Wind Systems A/S(b)	740,009

		1,337,887

	France — 9.4%
18,995	ArcelorMittal	832,841
72,562	AXA SA	1,609,776
23,092	BNP Paribas	1,769,922
9,227	Carrefour SA	444,578
17,163	Electricite de France	935,613
12,212	GDF Suez	472,077
13,550	Groupe Danone	816,071
7,972	Iliad SA	820,979
3,940	PPR	523,804
13,738	Total SA	797,325
9,050	Total SA, Sponsored ADR	525,081

		9,548,067

	Germany — 5.3%
23,495	Adidas AG	1,256,105
6,700	Bayer AG	452,717
8,454	Deutsche Boerse AG	625,493
16,341	SAP AG	791,130
11,386	SAP AG, Sponsored ADR	548,464
8,943	Siemens AG, (Registered)	893,558
5,583	Wacker Chemie AG	833,073

		5,400,540

	Hong Kong — 2.3%
191,453	Esprit Holdings Ltd.	1,510,097
178,000	Li & Fung Ltd.	874,250

		2,384,347

	India — 1.1%
6,269	HDFC Bank Ltd., ADR	873,836
4,255	Infosys Technologies Ltd., Sponsored ADR	250,407

		1,124,243

	Israel — 0.6%
10,374	Teva Pharmaceutical Industries Ltd., Sponsored ADR	654,392

	Italy — 1.4%
31,851	ENI SpA	747,103
16,582	Saipem SpA	641,449

		1,388,552

	Japan — 12.6%
103,000	Bank of Yokohama (The) Ltd.	505,419
33,700	Canon, Inc.	1,558,801
7,800	FANUC Ltd.	829,026
4,000	Fast Retailing Co. Ltd.	695,718
479	Jupiter Telecommunications Co. Ltd.	553,934
30,600	Mitsui & Co. Ltd.	515,222
31,000	NGK Insulators Ltd.	633,709
2,700	Nintendo Co. Ltd.	905,481
90,400	Nomura Holdings, Inc.	663,323
25,700	Shin-Etsu Chemical Co. Ltd.	1,495,650
229	Sony Financial Holdings, Inc.	752,757
43,700	Sumitomo Corp.	503,230
90,000	Sumitomo Trust & Banking Co. Ltd.	528,989
28,400	THK Co. Ltd.	620,887

1

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
16,600	Toyota Motor Corp.	$667,475
19,080	Yamada Denki Co. Ltd.	1,409,954

		12,839,575

	Korea — 2.6%
13,874	KB Financial Group, Inc., ADR	665,397
1,306	Samsung Electronics Co. Ltd.	944,231
2,748	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	1,009,890

		2,619,518

	Luxembourg — 0.9%
10,630	Millicom International Cellular SA	947,664

	Mexico — 1.4%
14,548	America Movil SAB de CV, Series L, ADR	732,347
12,941	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	662,579

		1,394,926

	Norway — 0.7%
35,699	Subsea 7, Inc.(b)	724,746

	Portugal — 0.5%
43,949	Portugal Telecom, SGPS SA, (Registered)	490,515

	Russia — 2.3%
46,846	Gazprom, Sponsored ADR	1,099,475
9,294	LUKOIL, Sponsored ADR	526,970
40,726	MMC Norilsk Nickel, ADR(b)	749,766

		2,376,211

	Singapore — 0.6%
63,000	DBS Group Holdings Ltd.	642,332

	South Africa — 0.5%
35,600	MTN Group Ltd.(b)	546,486

	Spain — 2.2%
87,082	Banco Santander Central Hispano SA	1,155,056
7,792	Industria de Diseno Textil SA	513,922
23,127	Telefonica SA	547,983

		2,216,961

	Sweden — 1.8%
42,816	Atlas Copco AB, Class A	663,585
51,842	Sandvik AB	647,636
50,797	Telefonaktiebolaget LM Ericsson, Class B	532,658

		1,843,879

	Switzerland — 8.4%
70,592	ABB Ltd., (Registered)(b)	1,543,187
24,764	Credit Suisse Group, (Registered)	1,274,663
38,777	Logitech International SA, (Registered)(b)	633,616
6,559	Lonza Group AG, (Registered)	535,776
31,037	Nestle SA, (Registered)	1,590,397
20,615	Novartis AG, (Registered)	1,115,146
8,464	Roche Holding AG	1,374,642
1,805	Syngenta AG, (Registered)	501,210

		8,568,637

	Taiwan — 0.7%
349,927	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	$678,068

	United Kingdom — 15.2%
250,380	ARM Holdings PLC	897,462
47,249	Autonomy Corp. PLC(b)	1,305,889
160,934	Barclays PLC	876,315
35,182	BG Group PLC	609,275
27,444	BHP Billiton PLC	937,981
77,548	British Sky Broadcasting PLC	708,489
1,144,492	DSG International PLC(b)	607,458
51,042	Eurasian Natural Resources Corp.	922,282
59,176	HSBC Holdings PLC	601,228
218,060	ICAP PLC	1,236,113
201,799	Man Group PLC	738,703
90,873	Prudential PLC	751,760
57,619	Smith & Nephew PLC	575,383
61,534	Standard Chartered PLC	1,677,250
176,723	Tesco PLC	1,168,415
30,111	Vedanta Resources PLC	1,267,787
261,383	Vodafone Group PLC, Sponsored ADR	604,557

		15,486,347

	Total Common Stocks (Identified Cost $89,733,561)	100,017,128

Preferred Stocks — 0.5%
	Germany — 0.5%
9,393	Henkel AG & Co. KGaA (Identified Cost $338,822)	505,898

Exchange Traded Funds — 0.5%
	United States — 0.5%
7,017	iShares MSCI EAFE Index Fund	392,952
2,911	Vanguard Emerging Markets ETF	122,786

	Total Exchange Traded Funds (Identified Cost $508,250)	515,738

Principal Amount
Short-Term Investments — 0.6%
$ 601,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $601,675 on 4/01/2010, collateralized by $450,000 Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015 valued at $484,875; $125,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $135,938 including accrued interest(c) (Identified Cost $601,675)	601,675

	Total Investments — 99.9% (Identified Cost $91,182,308)(a)	101,640,439
	Other assets less liabilities — 0.1%	82,772

	Net Assets — 100.0%	$101,723,211

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2010, approximately 78% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $91,402,058 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,443,376
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,204,995)

Net unrealized appreciation	$10,238,381

At December 31, 2009, the Fund had a capital loss carryforward of $18,831,362 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $1,009,890 or 1.0% of net assets.
ADR /GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,548,564	$—	$5,548,564
Belgium	—	673,787	—	673,787
Brazil	5,339,480	—	—	5,339,480
Canada	5,219,688	—	—	5,219,688
Chile	514,150	—	—	514,150
China	723,671	8,783,895	—	9,507,566
Denmark	—	1,337,887	—	1,337,887
France	525,081	9,022,986	—	9,548,067
Germany	548,464	4,852,076	—	5,400,540
Hong Kong	—	2,384,347	—	2,384,347
India	1,124,243	—	—	1,124,243
Israel	654,392	—	—	654,392
Italy	—	1,388,552	—	1,388,552
Japan	—	12,839,575	—	12,839,575
Korea	1,675,287	944,231	—	2,619,518
Luxembourg	947,664	—	—	947,664
Mexico	1,394,926	—	—	1,394,926
Norway	—	724,746	—	724,746
Portugal	—	490,515	—	490,515
Russia	2,376,211	—	—	2,376,211
Singapore	—	642,332	—	642,332
South Africa	—	546,486	—	546,486
Spain	—	2,216,961	—	2,216,961
Sweden	—	1,843,879	—	1,843,879
Switzerland	633,616	7,935,021	—	8,568,637
Taiwan	—	678,068	—	678,068
United Kingdom	—	15,486,347	—	15,486,347

Total Common Stocks	21,676,873	78,340,255	—	100,017,128

Preferred Stocks*	—	505,898	—	505,898
Exchange Traded Funds*	515,738	—	—	515,738
Short-Term Investments	—	601,675	—	601,675

Total	$22,192,611	$79,447,828	$—	$101,640,439

*	Major categories of the Fund’s investments are included above.

4

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Commercial Banks	14.6%
Metals & Mining	9.4
Oil, Gas & Consumable Fuels	8.7
Capital Markets	5.0
Specialty Retail	4.7
Machinery	4.3
Insurance	4.4
Pharmaceuticals	4.1
Software	3.5
Semiconductors & Semiconductor Equipment	3.5
Chemicals	3.3
Food & Staples Retailing	2.8
Wireless Telecommunication Services	2.7
Food Products	2.4
Electrical Equipment	2.2
Other Investments, less than 2% each	23.7
Short-Term Investments	0.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure at March 31, 2010 as Percentage of Net Assets (Unaudited)

United States Dollar	20.3%
Euro	19.0
British Pound	14.6
Japanese Yen	12.6
Hong Kong Dollar	11.6
Swiss Franc	7.8
Australian Dollar	5.5
Canadian Dollar	2.0
Other, less than 2% each	6.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

5

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 57.7% of Net Assets
Non-Convertible Bonds — 56.9%
	ABS Home Equity — 0.1%
$75,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFH1, Class M1, 0.696%, 6/25/2036(b)	$48,032

	ABS Other — 0.1%
68,666	Sierra Receivables Funding Company, Series 2009-3A, Class A1, 144A, 7.620%, 7/20/2026	69,468

	Aerospace & Defense — 0.2%
115,000	Bombardier, Inc., 7.350%, 12/22/2026 (CAD)	110,764

	Airlines — 1.8%
34,759	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	40,233
48,706	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	49,436
15,000	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,738
90,000	Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111%, 3/18/2013	94,050
938,447	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	868,064

		1,066,521

	Automotive — 1.5%
115,000	Cummins, Inc., 7.125%, 3/01/2028	113,673
10,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	10,339
230,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	242,334
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	34,500
480,000	Harley-Davidson Funding Corp., 144A, 6.800%, 6/15/2018	479,251

		880,097

	Banking — 2.4%
325,000	Bank of America Corp., 5.420%, 3/15/2017	321,180
75,000	Citigroup, Inc., 5.000%, 9/15/2014	74,894
145,000	Citigroup, Inc., 5.500%, 2/15/2017	143,264
5,000	Citigroup, Inc., 5.875%, 2/22/2033	4,314
20,000	Citigroup, Inc., 6.125%, 8/25/2036	17,453
437,254	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011	385,396
3,339,258,780	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012 (IDR)	$317,137
100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	92,009
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	85,979

		1,441,626

	Building Materials — 1.2%
170,000	Masco Corp., 5.850%, 3/15/2017	165,690
85,000	Owens Corning, Inc., 6.500%, 12/01/2016	89,957
525,000	USG Corp., 6.300%, 11/15/2016	469,875
10,000	USG Corp., 9.500%, 1/15/2018	10,112

		735,634

	Chemicals — 0.4%
200,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	160,000
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	49,698

		209,698

	Collateralized Mortgage Obligation — 0.2%
32,745	Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB1, 0.646%, 11/25/2035(b)	20,874
57,982	Banc of America Funding Corp., Series 2005-5, Class 1A11, 5.500%, 9/25/2035	50,961
55,209	Master Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.004%, 3/25/2035(b)	46,258

		118,093

	Commercial Mortgage-Backed Securities — 2.0%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	237,469
200,000	Crown Castle Towers LLC, 6.113%, 1/15/2040	209,208
250,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.085%, 7/10/2038(b)	254,854
25,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	24,313
115,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/2049(b)	114,295
225,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	216,754

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$115,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	$113,203

		1,170,096

	Construction Machinery — 0.6%
400,000	Joy Global, Inc., 6.625%, 11/15/2036	380,916

	Consumer Products — 0.1%
75,000	Fortune Brands, Inc., 5.875%, 1/15/2036	66,033
20,000	Hasbro, Inc., Senior Debenture, 6.600%, 7/15/2028	20,338

		86,371

	Diversified Manufacturing — 0.0%
10,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	9,517

	Electric — 0.1%
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	10,400
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	70,200

		80,600

	Government Guaranteed — 0.3%
170,000	Citigroup Funding, Inc., (FDIC insured) 1.875%, 10/22/2012	171,356

	Government Owned - No Guarantee — 0.5%
320,000	DP World Ltd., 144A, 6.850%, 7/02/2037	274,788

	Healthcare — 2.2%
25,000	HCA, Inc., 7.050%, 12/01/2027	21,375
5,000	HCA, Inc., 7.500%, 12/15/2023	4,575
460,000	HCA, Inc., 7.500%, 11/06/2033	400,200
310,000	HCA, Inc., 7.690%, 6/15/2025	286,750
20,000	HCA, Inc., 8.360%, 4/15/2024	18,950
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	122,175
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	26,400
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	331,442
60,000	Quintiles Transnational Corp., 144A, 9.500%, 12/30/2014(d)	61,200

		1,273,067

	Home Construction — 1.2%
50,000	D.R. Horton, Inc., 5.250%, 2/15/2015	48,250
$125,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	$120,000
105,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	100,537
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	62,000
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	376,000

		706,787

	Independent Energy — 0.4%
195,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	184,406
75,000	SandRidge Energy, Inc., 144A, 8.000%, 6/01/2018	71,250

		255,656

	Local Authorities — 0.8%
375,000	Province of Ontario Canada, 4.200%, 3/08/2018 (CAD)	374,583
140,000	Province of Quebec Canada, 6.750%, 11/09/2015 (NZD)	103,565

		478,148

	Lodging — 0.1%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	30,887

	Media Cable — 1.7%
750,000	Comcast Corp., 5.650%, 6/15/2035	694,360
295,000	Shaw Communications, Inc., 6.750%, 11/09/2039 (CAD)	297,983

		992,343

	Media Non-Cable — 0.1%
80,000	Intelsat Corp., 6.875%, 1/15/2028	68,800

	Non-Captive Consumer — 1.5%
505,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	442,334
90,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	81,949
25,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	20,628
87,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	67,131
165,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010 (NZD)(c)	117,230
125,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	126,420

		855,692

	Non-Captive Diversified — 2.6%
900,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012 (SGD)	644,860
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014 (NZD)	11,257

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
800,000	General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012 (SGD)	$578,988
120,000	GMAC, Inc., 6.625%, 5/15/2012	121,200
138,000	GMAC, Inc., 6.750%, 12/01/2014	137,310
64,000	GMAC, Inc., 8.000%, 11/01/2031	61,120

		1,554,735

	Oil Field Services — 0.1%
45,000	Nabors Industries, Inc., 6.150%, 2/15/2018	47,939

	Paper — 0.9%
385,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	385,000
20,000	Westvaco Corp., 8.200%, 1/15/2030	21,985
135,000	Weyerhaeuser Co., 6.875%, 12/15/2033	120,033

		527,018

	Pipelines — 0.7%
75,000	DCP Midstream LP, 144A, 6.450%, 11/03/2036	74,364
100,000	Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	93,987
45,000	ONEOK Partners LP, 6.650%, 10/01/2036	46,915
160,000	Williams Partners LP/Williams Partners Finance Corp., 7.250%, 2/01/2017	182,654

		397,920

	Property & Casualty Insurance — 0.9%
520,000	White Mountains RE Group, 144A, 6.375%, 3/20/2017	506,965

	REITs — 0.0%
10,000	ProLogis, 5.750%, 4/01/2016	9,796
15,000	ProLogis, 6.625%, 5/15/2018	14,906

		24,702

	Retailers — 4.2%
229,519	CVS Pass-Through Trust, 144A, 7.507%, 1/10/2032	255,230
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	370,000
205,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	164,000
15,000	Home Depot, Inc., 5.875%, 12/16/2036	14,556
715,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	665,844
10,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	9,975
30,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	27,600
$100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	$90,000
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	213,750
725,000	Toys R Us, Inc., 7.375%, 10/15/2018	696,000

		2,506,955

	Sovereigns — 3.1%
16,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023 (MXN)	129,605
235,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010 (AUD)	219,411
1,060,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017 (AUD)	947,710
500,000	Republic of Brazil, 10.250%, 1/10/2028 (BRL)	283,971
400,000	Republic of Brazil, 12.500%, 1/05/2016 (BRL)	255,855

		1,836,552

	Supermarket — 0.4%
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	242,400

	Supranational — 1.7%
921,000,000	European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013 (IDR)	82,672
23,000,000	Inter-American Development Bank, EMTN, 2.500%, 3/11/2013 (INR)	501,907
38,500,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010 (ISK)	168,365
300,000,000	International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013 (KRW)	260,878

		1,013,822

	Technology — 3.3%
920,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	648,600
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	273,975
340,000	Avnet, Inc., 6.000%, 9/01/2015	358,042
115,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	126,247
100,000	KLA-Tencor Corp., 6.900%, 5/01/2018	108,477
75,000	Motorola, Inc., 5.220%, 10/01/2097	51,431
125,000	Motorola, Inc., 6.500%, 11/15/2028	117,345
240,000	Motorola, Inc., 6.625%, 11/15/2037	225,243
40,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	28,800

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$25,000	Nortel Networks Ltd., 6.875%, 9/01/2023(e)	$7,750

		1,945,910

	Transportation Services — 0.5%
10,000	Erac USA Finance Co., 144A, 6.700%, 6/01/2034	9,670
275,000	Erac USA Finance Co., 144A, 7.000%, 10/15/2037	283,510

		293,180

	Treasuries — 14.0%
135,000	Canadian Government, 1.000%, 9/01/2011 (CAD)	132,262
165,000	Canadian Government, 2.000%, 9/01/2012 (CAD)	162,332
630,000	Canadian Government, 3.500%, 6/01/2013 (CAD)	641,395
140,000	Canadian Government, 4.500%, 6/01/2015 (CAD)	148,399
220,000	New Zealand Government Bond, 6.000%, 12/15/2017 (NZD)	159,007
376,612	U.S. Treasury Bond, 2.000%, 1/15/2026(f)	374,641
396,553	U.S. Treasury Bond, 2.375%, 1/15/2025(f)	415,111
311,567	U.S. Treasury Bond, 2.375%, 1/15/2027(f)	324,712
707,971	U.S. Treasury Bond, 3.375%, 4/15/2032(f)	858,525
680,814	U.S. Treasury Note, 1.625%, 1/15/2015(f)	711,238
341,289	U.S. Treasury Note, 1.625%, 1/15/2018(f)	349,155
283,121	U.S. Treasury Note, 1.875%, 7/15/2013(f)	299,555
467,834	U.S. Treasury Note, 1.875%, 7/15/2015(f)	495,100
492,484	U.S. Treasury Note, 2.000%, 1/15/2014(f)	522,918
373,565	U.S. Treasury Note, 2.000%, 7/15/2014(f)	397,409
289,282	U.S. Treasury Note, 2.000%, 1/15/2016(f)	306,910
472,723	U.S. Treasury Note, 2.375%, 1/15/2017(f)	510,430
611,525	U.S. Treasury Note, 2.500%, 7/15/2016(f)	668,090
470,426	U.S. Treasury Note, 2.625%, 7/15/2017(f)	517,027
234,979	U.S. Treasury Note, 3.000%, 7/15/2012(f)	253,116

		8,247,332

	Wireless — 2.3%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036 (MXN)	275,993
75,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	71,250
500,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	466,250
$580,000	Sprint Capital Corp., 6.875%, 11/15/2028	$466,900
109,000	Sprint Nextel Corp., 6.000%, 12/01/2016	98,372

		1,378,765

	Wirelines — 2.7%
40,000	CenturyTel, Inc., Series G, 6.875%, 1/15/2028	37,313
300,000	Embarq Corp., 7.995%, 6/01/2036	304,183
225,000	Frontier Communications Corp., 7.125%, 3/15/2019	213,750
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	123,525
70,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	68,250
255,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	228,225
15,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	14,700
140,000	Qwest Corp., 6.875%, 9/15/2033	135,100
315,000	Qwest Corp., 7.250%, 10/15/2035	303,975
59,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	52,341
122,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	113,018

		1,594,380

	Total Non-Convertible Bonds (Identified Cost $33,311,530)	33,633,532

Convertible Bonds — 0.7%
	Technology — 0.5%
10,000	Ciena Corp., 0.875%, 6/15/2017	6,750
270,000	Intel Corp., 2.950%, 12/15/2035	264,938
15,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	14,550

		286,238

	Wirelines — 0.2%
100,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	99,625

	Total Convertible Bonds (Identified Cost $380,066)	385,863

Municipals — 0.1%
	Michigan — 0.1%
50,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(c) (Identified Cost $49,997)	40,158

	Total Bonds and Notes (Identified Cost $33,741,593)	34,059,553

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 39.7%
	Aerospace & Defense — 0.6%
1,549	General Dynamics Corp.	$119,583
2,062	Honeywell International, Inc.	93,346
2,156	Northrop Grumman Corp.	141,369

		354,298

	Beverages — 0.2%
1,941	Coca-Cola Co. (The)	106,755

	Building Products — 0.0%
1,521	Masco Corp.	23,606

	Chemicals — 1.0%
1,548	Dow Chemical Co. (The)	45,774
2,036	Eastman Chemical Co.	129,653
1,676	International Flavors & Fragrances, Inc.	79,895
2,567	PPG Industries, Inc.	167,882
2,851	RPM International, Inc.	60,840
2,056	Sensient Technologies Corp.	59,747
1,523	Valspar Corp.	44,898

		588,689

	Commercial Banks — 1.0%
2,676	BancorpSouth, Inc.	56,089
2,730	Bank of Hawaii Corp.	122,713
1,590	BB&T Corp.	51,500
4,981	F.N.B. Corp.	40,396
2,246	FirstMerit Corp.	48,446
3,188	Trustmark Corp.	77,883
4,335	United Bankshares, Inc.	113,664
3,961	Valley National Bancorp	60,881

		571,572

	Commercial Services & Supplies — 0.8%
1,458	Avery Dennison Corp.	53,086
5,065	Deluxe Corp.	98,362
4,352	Pitney Bowes, Inc.	106,406
3,290	R. R. Donnelley & Sons Co.	70,242
1,785	Republic Services, Inc.	51,801
2,388	Waste Management, Inc.	82,219

		462,116

	Containers & Packaging — 0.1%
2,514	Sonoco Products Co.	77,406

	Distributors — 0.2%
2,934	Genuine Parts Co.	123,932

	Diversified Telecommunication Services — 0.5%
4,096	AT&T, Inc.	105,841
5,422	CenturyTel, Inc.	192,264

		298,105

	Electric Utilities — 2.0%
3,228	American Electric Power Co., Inc.	110,333
2,351	Cleco Corp.	62,419
2,786	DPL, Inc.	75,751
2,399	Edison International	81,974
2,575	Entergy Corp.	209,476
3,298	FirstEnergy Corp.	128,919
2,360	FPL Group, Inc.	114,059
2,657	Northeast Utilities	73,440
3,895	Pinnacle West Capital Corp.	146,958
2,976	PPL Corp.	82,465
2,588	Unisource Energy Corp.	$81,367

		1,167,161

	Electrical Equipment — 0.4%
2,207	Emerson Electric Co.	111,101
2,105	Hubbell, Inc., Class B	106,155

		217,256

	Food & Staples Retailing — 0.1%
2,397	Sysco Corp.	70,711

	Food Products — 0.4%
1,879	General Mills, Inc.	133,015
2,987	Kraft Foods, Inc., Class A	90,327
2,510	Sara Lee Corp.	34,964

		258,306

	Gas Utilities — 0.8%
3,267	AGL Resources, Inc.	126,269
2,311	New Jersey Resources Corp.	86,801
3,066	Nicor, Inc.	128,527
2,775	Oneok, Inc.	126,679

		468,276

	Hotels, Restaurants & Leisure — 0.8%
2,138	Darden Restaurants, Inc.	95,227
2,528	McDonald’s Corp.	168,668
4,000	Starwood Hotels & Resorts Worldwide, Inc.	186,560

		450,455

	Household Durables — 0.2%
375	KB Home	6,281
3,639	Leggett & Platt, Inc.	78,748
1,431	Tupperware Brands Corp.	69,003

		154,032

	Household Products — 0.5%
2,217	Clorox Co. (The)	142,199
2,606	Kimberly-Clark Corp.	163,865

		306,064

	Industrial Conglomerates — 0.1%
1,760	General Electric Co.	32,032

	Insurance — 1.1%
1,974	Allstate Corp. (The)	63,780
3,952	Arthur J. Gallagher & Co.	97,022
4,257	Cincinnati Financial Corp.	123,027
4,409	Mercury General Corp.	192,761
4,634	Zenith National Insurance Corp.	177,575

		654,165

	Leisure Equipment & Products — 0.1%
2,602	Mattel, Inc.	59,169

	Machinery — 0.6%
1,589	Briggs & Stratton Corp.	30,985
2,046	Caterpillar, Inc.	128,591
2,179	Eaton Corp.	165,103
1,199	Trinity Industries, Inc.	23,932

		348,611

	Media — 0.1%
1,858	McGraw-Hill Cos., Inc. (The)	66,238

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Metals & Mining — 0.1%
1,958	Commercial Metals Co.	$29,487
1,151	Steel Dynamics, Inc.	20,108

		49,595

	Multi Utilities — 1.8%
3,487	Alliant Energy Corp.	115,978
3,862	Black Hills Corp.	117,212
3,737	CenterPoint Energy, Inc.	53,663
3,370	DTE Energy Co.	150,302
4,164	NiSource, Inc.	65,791
2,704	OGE Energy Corp.	105,294
2,629	PG&E Corp.	111,522
2,788	Public Service Enterprise Group, Inc.	82,302
3,508	SCANA Corp.	131,866
1,966	Sempra Energy	98,103
3,510	TECO Energy, Inc.	55,774

		1,087,807

	Oil, Gas & Consumable Fuels — 0.5%
2,465	Chevron Corp.	186,921
3,150	Sunoco, Inc.	93,586

		280,507

	Paper & Forest Products — 0.1%
2,256	MeadWestvaco Corp.	57,641

	Personal Products — 0.1%
1,739	Avon Products, Inc.	58,900

	Pharmaceuticals — 0.6%
3,335	Bristol-Myers Squibb Co.	89,045
3,845	Eli Lilly & Co.	139,266
2,807	Merck & Co., Inc.	104,841
2,399	Pfizer, Inc.	41,143

		374,295

	REITs - Apartments — 3.8%
7,801	AvalonBay Communities, Inc.	673,617
10,200	Camden Property Trust	424,626
21,700	Equity Residential	849,555
2,500	Essex Property Trust, Inc.	224,875
3,600	Post Properties, Inc.	79,272

		2,251,945

	REITs - Diversified — 1.8%
15,000	BioMed Realty Trust, Inc.	248,100
8,600	Retail Opportunity Investments Corp.(g)	87,032
9,240	Vornado Realty Trust	699,468

		1,034,600

	REITs - Healthcare — 2.5%
16,500	HCP, Inc.	544,500
2,400	Health Care REIT, Inc.	108,552
14,800	Nationwide Health Properties, Inc.	520,220
15,500	Omega Healthcare Investors, Inc.	302,095

		1,475,367

	REITs - Hotels — 1.1%
38,694	Host Hotels & Resorts, Inc.	566,867
3,800	Pebblebrook Hotel Trust(g)	79,914

		646,781

	REITs - Industrial — 2.0%
10,900	AMB Property Corp.	296,916
52,000	DCT Industrial Trust, Inc.	$271,960
10,500	First Potomac Realty Trust	157,815
14,100	Liberty Property Trust	478,554

		1,205,245

	REITs - Manufactured Homes — 0.2%
2,000	Equity Lifestyle Properties, Inc.	107,760

	REITs - Office — 3.5%
1,600	Alexandria Real Estate Equities, Inc.	108,160
9,100	Boston Properties, Inc.	686,504
5,300	Digital Realty Trust, Inc.	287,260
14,500	Dupont Fabros Technology, Inc.	313,055
12,000	Kilroy Realty Corp.	370,080
4,100	Mack-Cali Realty Corp.	144,525
7,400	Piedmont Office Realty Trust, Inc.	146,890

		2,056,474

	REITs - Regional Malls — 3.3%
11,472	Macerich Co. (The)	439,492
17,100	Simon Property Group, Inc.	1,434,690
1,600	Taubman Centers, Inc.	63,872

		1,938,054

	REITs - Shopping Centers — 2.1%
7,000	Federal Realty Investment Trust	509,670
14,500	Kimco Realty Corp.	226,780
25,900	Kite Realty Group Trust	122,507
10,500	Regency Centers Corp.	393,435

		1,252,392

	REITs - Storage — 1.8%
29,200	Extra Space Storage, Inc.	370,256
7,700	Public Storage, Inc.	708,323

		1,078,579

	REITs - Triple Net Lease — 0.9%
5,300	Entertainment Properties Trust	217,989
9,000	National Retail Properties, Inc.	205,470
3,200	Realty Income Corp.	98,208

		521,667

	Specialty Retail — 0.1%
2,213	Home Depot, Inc.	71,591

	Textiles, Apparel & Luxury Goods — 0.3%
2,290	VF Corp.	183,543

	Thrifts & Mortgage Finance — 0.4%
3,150	Astoria Financial Corp.	45,675
7,500	Federal Home Loan Mortgage Corp.(g)(h)	9,525
2,921	First Niagara Financial Group, Inc.	41,536
5,292	New York Community Bancorp, Inc.	87,530
2,573	People’s United Financial, Inc.	40,242

		224,508

	Tobacco — 0.9%
4,806	Altria Group, Inc.	98,619
3,477	Lorillard, Inc.	261,609
2,817	Universal Corp.	148,428

		508,656

	Trading Companies & Distributors — 0.2%
2,643	Watsco, Inc.	150,334

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Total Common Stocks (Identified Cost $26,736,891)	$23,475,196

Preferred Stocks — 0.4%
Non-Convertible Preferred Stocks — 0.4%
	Banking — 0.2%
129	GMAC, Inc., Series G, 144A, 7.000%	98,330

	Thrifts & Mortgage Finance — 0.2%
4,125	Countrywide Capital IV, 6.750%	88,564
2,800	Federal Home Loan Mortgage Corp., 5.570%(g)(h)	2,380
1,200	Federal Home Loan Mortgage Corp., 5.660%(g)(h)	1,007
400	Federal Home Loan Mortgage Corp., 5.700%(g)(h)	696
750	Federal Home Loan Mortgage Corp., 5.790%(g)(h)	1,215
300	Federal Home Loan Mortgage Corp., 5.810%(g)(h)	489
600	Federal Home Loan Mortgage Corp., 5.900%(g)(h)	539
250	Federal Home Loan Mortgage Corp., 6.420%(g)(h)	478
975	Federal Home Loan Mortgage Corp., 6.550%(g)(h)	965
10,925	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(g)(h)	13,875
550	Federal National Mortgage Association, 4.750%(g)(h)	742
150	Federal National Mortgage Association, 5.810%(g)(h)	255
250	Federal National Mortgage Association, 6.750%(g)(h)	233
10,000	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(g)(h)	12,700

		124,138

	Total Non-Convertible Preferred Stocks (Identified Cost $676,419)	222,468

Convertible Preferred Stocks — 0.0%
	Capital Markets — 0.0%
625	Newell Financial Trust I, 5.250%	25,156

	Diversified Financial Services — 0.0%
275	Sovereign Capital Trust IV, 4.375%	8,800

	Total Convertible Preferred Stocks (Identified Cost $35,399)	33,956

	Total Preferred Stocks (Identified Cost $711,818)	256,424

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.9%
$1,112,686	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $1,112,686 on 4/01/2010, collateralized by $200,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $217,500; $855,000 Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015 valued at $921,263 including accrued interest(i) (Identified Cost $1,112,686)	$1,112,686

	Total Investments — 99.7% (Identified Cost $62,302,988)(a)	$58,903,859
	Other assets less liabilities — 0.3%	150,464

	Net Assets — 100.0%	$59,054,323

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation or the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2010, the net unrealized depreciation on investments based on a cost of $62,172,764 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,687,418
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,956,323)

Net unrealized depreciation	$(3,268,905)

At December 31, 2009, the Fund had a capital loss carryforward of $21,169,370 of which $6,837,726 expires on December 31, 2016 and $14,331,644 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $297,566. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2010 is disclosed.
(c)	Illiquid security. At March 31, 2010, the value of these securities amounted to $615,077 or 1.0% of net assets.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	Non-income producing security.
(h)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(i)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $2,969,231 or 5.0% of net assets.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$34,059,553	$—	$34,059,553
Common Stocks*	23,475,196	—	—	23,475,196
Preferred Stocks
Non-Convertible Preferred Stocks
Banking	—	98,330	—	98,330
Thrifts & Mortgage Finance	106,547	17,591	—	124,138
Total Non-Convertible Preferred Stocks	106,547	115,921	—	222,468
Convertible Preferred Stocks*	—	33,956	—	33,956
Total Preferred Stocks	106,547	149,877	—	256,424
Short-Term Investments	—	1,112,686	—	1,112,686
Total	$23,581,743	$35,322,116	$—	$58,903,859

*	Major categories of the Portfolio’s investments are included above.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Bonds and Notes Supranational	$74,141	$1,604	$—	$6,927	$—	$—	$(82,672)	$—

Total	$74,141	$1,604	$—	$6,927	$—	$—	$(82,672)	$—

Bonds valued at $82,672 were transferred from Level 3 to Level 2 during the period ended March 31, 2010. At December 31, 2009, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at March 31, 2010, these securities were valued using broker-dealer bid quotations based on inputs observable to the Fund. Transfers are recognized as of the end of the reporting period.

Industry Summary at March 31, 2010 (Unaudited)

Treasuries	14.0%
Retailers	4.2
REITs — Apartments	3.8
Technology	3.8
REITs — Office	3.5
REITs — Regional Malls	3.3
Sovereigns	3.1
Wirelines	2.9
Non-Captive Diversified	2.6
Banking	2.6
REITs — Healthcare	2.5
Wireless	2.3
Healthcare	2.2
REITs — Shopping Centers	2.1
REITs — Industrial	2.0
Commercial Mortgage-Backed Securities	2.0
Electric Utilities	2.0
Other Investments, less than 2% each	38.9
Short-Term Investments	1.9

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 2.9%
57,000	Boeing Co. (The)	$4,138,770
14,200	General Dynamics Corp.	1,096,240
62,731	GeoEye, Inc.(b)	1,850,564
20,900	Lockheed Martin Corp.	1,739,298
12,207	Precision Castparts Corp.	1,546,749

		10,371,621

	Air Freight & Logistics — 0.6%
9,600	FedEx Corp.	896,640
20,700	United Parcel Service, Inc., Class B	1,333,287

		2,229,927

	Airlines — 0.5%
99,300	Delta Air Lines, Inc.(b)	1,448,787
17,050	UAL Corp.(b)	333,327

		1,782,114

	Auto Components — 0.6%
25,405	Lear Corp.(b)	2,015,887

	Beverages — 0.4%
27,800	Coca-Cola Co. (The)	1,529,000

	Biotechnology — 1.5%
15,780	Alexion Pharmaceuticals, Inc.(b)	857,959
20,800	Amgen, Inc.(b)	1,243,008
37,060	Amylin Pharmaceuticals, Inc.(b)	833,479
20,750	Gilead Sciences, Inc.(b)	943,710
23,846	Human Genome Sciences, Inc.(b)	720,149
18,135	Vertex Pharmaceuticals, Inc.(b)	741,178

		5,339,483

	Building Products — 0.4%
35,828	Armstrong World Industries, Inc.(b)	1,300,915
5,900	Masco Corp.	91,568

		1,392,483

	Capital Markets — 4.4%
105,302	Ares Capital Corp.	1,562,682
136,800	Bank of New York Mellon Corp.	4,224,384
24,015	Evercore Partners, Inc., Class A	720,450
31,700	Franklin Resources, Inc.	3,515,530
3,550	Goldman Sachs Group, Inc. (The)	605,736
13,372	Greenhill & Co., Inc.	1,097,707
26,585	Legg Mason, Inc.	762,192
64,558	Raymond James Financial, Inc.	1,726,281
27,987	T Rowe Price Group, Inc.	1,537,326

		15,752,288

	Chemicals — 0.8%
10,850	Ecolab, Inc.	476,857
21,800	Monsanto Co.	1,556,956
31,418	Quaker Chemical Corp.	851,742

		2,885,555

	Commercial Banks — 1.7%
57,940	Comerica, Inc.	2,204,038
36,094	Commerce Bancshares, Inc.	1,484,907
95,149	First Horizon National Corp.(b)	1,336,843
32,150	Wells Fargo & Co.	1,000,508

		6,026,296

	Commercial Services & Supplies — 0.2%
12,242	Brink’s Co. (The)	$345,591
23,651	Rollins, Inc.	512,754

		858,345

	Communications Equipment — 1.6%
45,900	Cisco Systems, Inc.(b)	1,194,777
26,488	Comtech Telecommunications Corp.(b)	847,351
41,086	F5 Networks, Inc.(b)	2,527,200
27,500	QUALCOMM, Inc.	1,154,725

		5,724,053

	Computers & Peripherals — 4.2%
14,900	Apple, Inc.(b)	3,500,457
19,900	EMC Corp.(b)	358,996
134,550	Hewlett-Packard Co.	7,151,333
63,505	NetApp, Inc.(b)	2,067,723
33,500	Seagate Technology(b)	611,710
49,598	Teradata Corp.(b)	1,432,886

		15,123,105

	Construction & Engineering — 0.1%
9,975	Michael Baker Corp.(b)	343,938

	Consumer Finance — 0.9%
220,250	Discover Financial Services	3,281,725

	Diversified Financial Services — 2.4%
3,500	CME Group, Inc.	1,106,385
103,150	JPMorgan Chase & Co.	4,615,962
22,100	Moody’s Corp.	657,475
88,170	PHH Corp.(b)	2,078,167

		8,457,989

	Electrical Equipment — 0.9%
55,737	Rockwell Automation, Inc.	3,141,337

	Electronic Equipment, Instruments & Components — 0.9%
41,468	Amphenol Corp., Class A	1,749,535
26,472	Dolby Laboratories, Inc., Class A(b)	1,553,112

		3,302,647

	Energy Equipment & Services — 1.4%
21,880	Dril-Quip, Inc.(b)	1,331,179
29,400	National-Oilwell Varco, Inc.	1,193,052
7,100	Schlumberger Ltd.	450,566
23,500	Transocean Ltd.(b)	2,029,930

		5,004,727

	Food & Staples Retailing — 3.2%
23,586	BJ’s Wholesale Club, Inc.(b)	872,446
142,400	Kroger Co. (The)	3,084,384
134,100	Safeway, Inc.	3,333,726
77,584	SUPERVALU, Inc.	1,294,101
25,150	Wal-Mart Stores, Inc.	1,398,340
26,600	Walgreen Co.	986,594
10,350	Whole Foods Market, Inc.(b)	374,153

		11,343,744

	Food Products — 2.2%
27,594	Corn Products International, Inc.	956,408
15,300	General Mills, Inc.	1,083,087
20,567	Green Mountain Coffee Roasters, Inc.(b)	1,991,297

1

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Food Products — continued
16,442	J.M. Smucker Co. (The)	$990,795
47,161	Mead Johnson Nutrition Co., Class A	2,453,787
16,500	Sara Lee Corp.	229,845

		7,705,219

	Gas Utilities — 1.9%
61,976	Questar Corp.	2,677,363
150,213	UGI Corp.	3,986,653

		6,664,016

	Health Care Equipment & Supplies — 3.8%
49,600	Baxter International, Inc.	2,886,720
35,828	DENTSPLY International, Inc.	1,248,606
11,278	Edwards Lifesciences Corp.(b)	1,115,169
29,015	Haemonetics Corp.(b)	1,658,207
4,186	Intuitive Surgical, Inc.(b)	1,457,272
48,300	Medtronic, Inc.	2,174,949
20,650	St. Jude Medical, Inc.(b)	847,682
21,041	Teleflex, Inc.	1,348,097
16,350	Zimmer Holdings, Inc.(b)	967,920

		13,704,622

	Health Care Providers & Services — 1.4%
30,993	Catalyst Health Solutions, Inc.(b)	1,282,490
17,759	CorVel Corp.(b)	634,884
13,450	Express Scripts, Inc.(b)	1,368,672
16,542	HMS Holdings Corp.(b)	843,477
15,364	MEDNAX, Inc.(b)	894,031

		5,023,554

	Health Care Technology — 0.6%
23,352	Cerner Corp.(b)	1,986,321

	Hotels, Restaurants & Leisure — 6.4%
162,100	Carnival Corp.	6,302,448
17,238	CEC Entertainment, Inc.(b)	656,596
37,940	Ctrip.com International Ltd., ADR(b)	1,487,248
8,700	Darden Restaurants, Inc.	387,498
59,798	Interval Leisure Group, Inc.(b)	870,659
35,850	Las Vegas Sands Corp.(b)	758,228
111,866	Marriott International, Inc., Class A	3,526,016
16,300	McDonald’s Corp.	1,087,536
151,233	O’Charleys, Inc.(b)	1,352,023
18,868	Panera Bread Co., Class A(b)	1,443,213
30,100	Starbucks Corp.(b)	730,527
54,500	Starwood Hotels & Resorts Worldwide, Inc.	2,541,880
62,984	Wyndham Worldwide Corp.	1,620,578

		22,764,450

	Household Durables — 0.6%
75,483	Leggett & Platt, Inc.	1,633,452
33,273	Stanley Furniture Co., Inc(b)	338,054

		1,971,506

	Household Products — 0.9%
13,200	Colgate-Palmolive Co.	1,125,432
31,150	Procter & Gamble Co.	1,970,860

		3,096,292

	Independent Power Producers & Energy Traders — 0.1%
11,924	NRG Energy, Inc.(b)	249,212

	Industrial Conglomerates — 0.3%
41,741	McDermott International, Inc.(b)	$1,123,668

	Insurance — 0.3%
34,600	Allstate Corp. (The)	1,117,926

	Internet & Catalog Retail — 1.7%
13,000	Amazon.com, Inc.(b)	1,764,490
37,864	HSN, Inc.(b)	1,114,716
17,280	NetFlix, Inc.(b)	1,274,227
6,996	Priceline.com, Inc.(b)	1,783,980

		5,937,413

	Internet Software & Services — 3.4%
45,441	Akamai Technologies, Inc.(b)	1,427,302
37,259	AOL, Inc.(b)	941,908
4,081	Baidu, Inc., Sponsored ADR(b)	2,436,357
4,550	Google, Inc., Class A(b)	2,579,895
41,436	GSI Commerce, Inc.(b)	1,146,534
45,009	IAC/InterActiveCorp(b)	1,023,505
24,862	MercadoLibre, Inc.(b)	1,198,597
21,933	VistaPrint NV(b)	1,255,664

		12,009,762

	IT Services — 2.7%
23,515	Alliance Data Systems Corp.(b)	1,504,725
107,582	Broadridge Financial Solutions, Inc.	2,300,103
30,899	Cognizant Technology Solutions Corp., Class A(b)	1,575,231
36,352	Fidelity National Information Services, Inc.	852,091
38,386	Lender Processing Services, Inc.	1,449,072
2,550	MasterCard, Inc., Class A	647,700
44,302	Wright Express Corp.(b)	1,334,376

		9,663,298

	Life Sciences Tools & Services — 1.5%
12,700	Covance, Inc.(b)	779,653
43,242	Life Technologies Corp.(b)	2,260,259
13,487	Mettler-Toledo International, Inc.(b)	1,472,780
42,898	Pharmaceutical Product Development, Inc.	1,018,828

		5,531,520

	Machinery — 5.9%
76,252	Actuant Corp., Class A	1,490,727
22,627	Bucyrus International, Inc.	1,493,156
60,800	Caterpillar, Inc.	3,821,280
42,561	Cummins, Inc.	2,636,654
21,300	Danaher Corp.	1,702,083
23,522	Harsco Corp.	751,293
67,900	Illinois Tool Works, Inc.	3,215,744
72,430	John Bean Technologies Corp.	1,270,422
23,050	Joy Global, Inc.	1,304,630
43,389	Kadant, Inc.(b)	625,235
13,343	Middleby Corp. (The)(b)	768,423
27,450	PACCAR, Inc.	1,189,683
15,809	SPX Corp.	1,048,453

		21,317,783

	Marine — 0.3%
30,992	Kirby Corp.(b)	1,182,345

	Media — 4.1%
52,283	Cablevision Systems Corp., Class A	1,262,112

2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Media — continued
53,450	CBS Corp., Class B	$745,093
65,300	Comcast Corp., Class A	1,228,946
169,000	Comcast Corp., Special Class A	3,036,930
99,029	E.W. Scripps Co. (The), Class A(b)	836,795
32,846	Liberty Media – Starz, Series A(b)	1,796,019
56,358	Live Nation Entertainment, Inc.(b)	817,191
31,649	Madison Square Garden, Inc., Class A(b)	687,733
84,900	Omnicom Group, Inc.	3,294,969
32,800	Walt Disney Co. (The)	1,145,048

		14,850,836

	Metals & Mining — 1.6%
4,400	Agnico-Eagle Mines Ltd.	244,948
5,150	Freeport-McMoRan Copper & Gold, Inc.	430,231
49,401	Reliance Steel & Aluminum Co.	2,432,011
10,000	United States Steel Corp.	635,200
20,090	Walter Energy, Inc.	1,853,705

		5,596,095

	Multi Utilities — 0.1%
18,060	MDU Resources Group, Inc.	389,735

	Multiline Retail — 0.7%
40,135	Big Lots, Inc.(b)	1,461,717
21,850	Kohl’s Corp.(b)	1,196,943

		2,658,660

	Oil, Gas & Consumable Fuels — 4.2%
10,350	Anadarko Petroleum Corp.	753,791
28,100	Apache Corp.	2,852,150
46,388	Cloud Peak Energy, Inc.(b)	771,896
33,285	Concho Resources, Inc.(b)	1,676,233
9,550	EOG Resources, Inc.	887,577
35,420	Massey Energy Co.	1,852,112
58,024	Penn Virginia Corp.	1,421,588
38,908	Rosetta Resources, Inc.(b)	916,283
166,700	Williams Cos., Inc.	3,850,770

		14,982,400

	Paper & Forest Products — 0.5%
6,909	Clearwater Paper Corp.(b)	340,268
35,931	Weyerhaeuser Co.	1,626,597

		1,966,865

	Personal Products — 1.0%
27,200	Avon Products, Inc.	921,264
17,641	Estee Lauder Cos., Inc. (The), Class A	1,144,371
23,008	NBTY, Inc.(b)	1,103,924
34,023	Prestige Brands Holdings, Inc.(b)	306,207

		3,475,766

	Pharmaceuticals — 2.2%
46,050	Abbott Laboratories	2,425,914
16,700	Johnson & Johnson	1,088,840
47,014	Perrigo Co.	2,760,662
50,350	Pfizer, Inc.	863,503
11,550	Teva Pharmaceutical Industries Ltd., Sponsored ADR	728,574

		7,867,493

	Professional Services — 0.6%
109,264	CBIZ, Inc.(b)	$717,864
8,700	Manpower, Inc.	496,944
36,609	Robert Half International, Inc.	1,114,012

		2,328,820

	Real Estate Management & Development — 0.7%
75,960	CB Richard Ellis Group,Inc., Class A(b)	1,203,966
70,774	Forestar Group, Inc.(b)	1,336,213

		2,540,179

	REITs — 0.9%
276,433	Chimera Investment Corp.	1,075,324
60,249	Potlatch Corp.	2,111,125

		3,186,449

	Road & Rail — 1.0%
49,775	Celadon Group, Inc.(b)	693,863
40,700	Union Pacific Corp.	2,983,310

		3,677,173

	Semiconductors & Semiconductor Equipment — 6.3%
270,000	Applied Materials, Inc.	3,639,600
113,388	ARM Holdings PLC, Sponsored ADR	1,212,118
20,400	Broadcom Corp., Class A	676,872
29,797	Cree, Inc.(b)	2,092,345
89,555	Cypress Semiconductor Corp.(b)	1,029,882
306,900	Intel Corp.	6,831,594
17,150	Lam Research Corp.(b)	640,038
272,126	LSI Corp.(b)	1,665,411
86,050	Micron Technology, Inc.(b)	894,060
33,400	NVIDIA Corp.(b)	580,492
189,394	ON Semiconductor Corp.(b)	1,515,152
41,700	Texas Instruments, Inc.	1,020,399
28,222	Varian Semiconductor Equipment Associates, Inc.(b)	934,713

		22,732,676

	Software — 3.7%
28,550	Check Point Software Technologies Ltd.(b)	1,000,963
18,893	Concur Technologies, Inc.(b)	774,802
38,791	McAfee, Inc.(b)	1,556,683
48,248	MICROS Systems, Inc.(b)	1,586,394
163,950	Microsoft Corp.	4,798,816
38,171	Salesforce.com, Inc.(b)	2,841,831
46,022	SuccessFactors, Inc.(b)	876,259

		13,435,748

	Specialty Retail — 3.2%
32,357	Abercrombie & Fitch Co., Class A	1,476,774
72,200	Best Buy Co., Inc.	3,071,388
20,350	CarMax, Inc.(b)	511,192
33,293	Guess?, Inc.	1,564,105
26,750	Home Depot, Inc.	865,363
25,047	J. Crew Group, Inc.(b)	1,149,657
154,590	Sally Beauty Holdings, Inc.(b)	1,378,943
69,339	Sonic Automotive, Inc., Class A(b)	762,729
80,315	Stein Mart Inc(b)	725,244

		11,505,395

3

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 1.7%
71,800	Fossil, Inc.(b)	$2,709,732
31,481	Lululemon Athletica, Inc.(b)	1,306,461
11,700	NIKE, Inc., Class B	859,950
23,607	Phillips-Van Heusen Corp.	1,354,098

		6,230,241

	Thrifts & Mortgage Finance — 0.2%
53,429	People’s United Financial, Inc.	835,630

	Tobacco — 0.3%
17,650	Philip Morris International, Inc.	920,624

	Water Utilities — 0.4%
73,476	American Water Works Co., Inc.	1,598,838

	Wireless Telecommunication Services — 0.1%
8,100	NII Holdings, Inc.(b)	337,446

	Total Common Stocks (Identified Cost $275,785,718)	348,072,240

Principal Amount
Short-Term Investments — 3.0%
$10,606,320	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $10,606,320 on 4/01/2010, collateralized by $9,955,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $10,826,063 including accrued interest(c) (Identified Cost $10,606,320)	10,606,320

	Total Investments — 100.1% (Identified Cost $286,392,038)(a)	358,678,560
	Other assets less liabilities — (0.1)%	(250,953)

	Net Assets — 100.0%	$358,427,607

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

4

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $286,420,770 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$75,263,029
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,005,239)

Net unrealized appreciation	$72,257,790

At December 31, 2009, the Portfolio had a capital loss carryforward of $74,894,726 of which $11,926,148 expires on December 31, 2016, and $62,968,578 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $335,580. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$348,072,240	$—	$—	$348,072,240
Short-Term Investments	—	10,606,320	—	10,606,320

Total	$348,072,240	$10,606,320	$—	$358,678,560

*	Major categories of the Portfolio’s investments are included above.

Industry Summary at March 30, 2010 (Unaudited)

Hotels, Restaurants & Leisure	6.4%
Semiconductors & Semiconductor Equipment	6.3
Machinery	5.9
Capital Markets	4.4
Computers & Peripherals	4.2
Oil, Gas & Consumable Fuels	4.2
Media	4.1
Health Care Equipment & Supplies	3.8
Software	3.7
Internet Software & Services	3.4
Specialty Retail	3.2
Food & Staples Retailing	3.2
Aerospace & Defense	2.9
IT Services	2.7
Diversified Financial Services	2.4
Pharmaceuticals	2.2
Food Products	2.2
Other Investments, less than 2% each	31.9
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

5

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.0% of Net Assets
	Aerospace & Defense — 1.8%
421,600	Hexcel Corp.(b)	$6,087,904
97,425	TransDigm Group, Inc.	5,167,422

		11,255,326

	Auto Components — 2.0%
167,725	Autoliv, Inc.(b)	8,642,870
155,325	Tenneco, Inc.(b)	3,673,436

		12,316,306

	Capital Markets — 6.3%
717,175	Apollo Investment Corp.	9,129,638
651,925	Ares Capital Corp.	9,674,567
4,054,250	E*TRADE Financial Corp. (b)	6,689,512
545,075	Fifth Street Finance Corp.	6,328,321
989,250	MF Global Holdings Ltd.(b)	7,983,247

		39,805,285

	Chemicals — 3.8%
239,125	Kraton Performance Polymers, Inc.(b)	4,270,773
235,850	Scotts Miracle-Gro Co. (The), Class A	10,931,647
304,975	Sensient Technologies Corp.	8,862,573

		24,064,993

	Commercial Banks — 4.2%
531,075	Associated Banc-Corp	7,328,835
79,550	Bank of Hawaii Corp.	3,575,772
229,475	Danvers Bancorp, Inc.	3,173,639
292,680	FirstMerit Corp.	6,313,108
147,275	Prosperity Bancshares, Inc.	6,038,275

		26,429,629

	Commercial Services & Supplies — 3.4%
326,950	Corrections Corp. of America(b)	6,493,227
445,352	Waste Connections, Inc.(b)	15,124,154

		21,617,381

	Computers & Peripherals — 0.7%
230,725	QLogic Corp.(b)	4,683,718

	Construction & Engineering — 0.5%
174,475	MYR Group, Inc.(b)	2,845,687

	Consumer Finance — 1.1%
313,975	First Cash Financial Services, Inc.(b)	6,772,441

	Containers & Packaging — 3.0%
448,600	Packaging Corp. of America	11,040,046
127,975	Silgan Holdings, Inc.	7,707,934

		18,747,980

	Diversified Consumer Services — 1.5%
518,025	Regis Corp.	9,676,707

	Electrical Equipment — 1.8%
97,425	A.O. Smith Corp.	5,121,632
431,575	GrafTech International Ltd.(b)	5,899,631

		11,021,263

	Energy Equipment & Services — 3.7%
469,900	Key Energy Services, Inc.(b)	4,487,545
184,275	Oil States International, Inc.(b)	8,355,028
247,950	Unit Corp.(b)	10,483,326

		23,325,899

	Health Care Equipment & Supplies — 2.4%
173,050	Teleflex, Inc.	$11,087,313
97,425	West Pharmaceutical Services, Inc.	4,086,979

		15,174,292

	Health Care Providers & Services — 1.5%
166,375	MEDNAX, Inc.(b)	9,681,361

	Insurance — 7.6%
217,500	Aspen Insurance Holdings Ltd.	6,272,700
319,825	Assured Guaranty Ltd.	7,026,555
1,369,025	Conseco, Inc.(b)	8,515,336
323,625	Hanover Insurance Group, Inc. (The)	14,113,286
432,937	HCC Insurance Holdings, Inc.	11,949,061

		47,876,938

	IT Services — 2.6%
180,800	CACI International, Inc., Class A(b)	8,832,080
363,975	SRA International, Inc., Class A(b)	7,567,040

		16,399,120

	Machinery — 5.6%
514,400	Actuant Corp., Class A	10,056,520
127,325	Kaydon Corp.	4,787,420
127,650	Lincoln Electric Holdings, Inc.	6,935,224
75,775	Nordson Corp.	5,146,638
100,925	Robbins & Myers, Inc.	2,404,034
69,125	Valmont Industries, Inc.	5,725,624

		35,055,460

	Media — 2.6%
184,125	John Wiley & Sons, Inc., Class A	7,968,930
491,775	Regal Entertainment Group, Class A	8,640,487

		16,609,417

	Metals & Mining — 1.0%
480,350	Thompson Creek Metals Co., Inc.(b)	6,499,136

	Oil, Gas & Consumable Fuels — 2.1%
170,825	Concho Resources, Inc.(b)	8,602,747
385,625	Resolute Energy Corp.(b)	4,669,919

		13,272,666

	Paper & Forest Products — 0.8%
519,600	Louisiana-Pacific Corp.(b)	4,702,380

	Professional Services — 1.9%
244,075	Towers Watson & Co., Class A	11,593,563

	REITs — 4.3%
827,283	DiamondRock Hospitality Co.	8,363,831
212,750	Government Properties Income Trust	5,533,628
327,050	LaSalle Hotel Properties	7,620,265
773,000	MFA Financial, Inc.	5,689,280

		27,207,004

	Semiconductors & Semiconductor Equipment — 3.7%
128,875	Silicon Laboratories, Inc.(b)	6,143,471
556,475	Skyworks Solutions, Inc.(b)	8,681,010
1,157,375	TriQuint Semiconductor, Inc.(b)	8,101,625

		22,926,106

	Software — 6.4%
305,440	MICROS Systems, Inc. (b)	10,042,867
335,650	Nice Systems Ltd., Sponsored ADR(b)	10,656,888

1

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Software — continued
342,050	Sybase, Inc.(b)	$15,946,371
172,250	Tyler Technologies, Inc.(b)	3,227,965

		39,874,091

	Specialty Retail — 4.3%
338,490	Aaron Rents, Inc.	11,285,257
301,650	Gymboree Corp. (The)(b)	15,574,189

		26,859,446

	Textiles, Apparel & Luxury Goods — 7.4%
274,900	Carter’s, Inc.(b)	8,288,235
431,975	Hanesbrands, Inc.(b)	12,017,544
293,100	Phillips-Van Heusen Corp.	16,812,216
315,375	Wolverine World Wide, Inc.	9,196,335

		46,314,330

	Thrifts & Mortgage Finance — 3.5%
652,630	Northwest Bancshares, Inc.	7,661,876
91,450	Territorial Bancorp, Inc.	1,740,294
172,100	United Financial Bancorp, Inc.	2,405,958
487,175	Washington Federal, Inc.	9,899,396

		21,707,524

	Trading Companies & Distributors — 1.6%
282,175	WESCO International, Inc.(b)	9,794,294

	Wireless Telecommunication Services — 1.9%
606,300	Syniverse Holdings, Inc.(b)	11,804,661

	Total Common Stocks (Identified Cost $473,163,098)	595,914,404

Exchange Traded Funds — 4.3%
426,600	iShares Russell 2000 Value Index Fund (Identified Cost $26,299,254)	27,234,144

Principal Amount
Short-Term Investments — 0.4%
$2,476,097	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $2,476,097 on 4/01/2010, collateralized by $2,345,000 Federal Home Loan Mortgage Corp., 4.375%, due 7/17/2015 valued at $2,526,738 including accrued interest(c) (Identified Cost $2,476,097)	2,476,097

	Total Investments — 99.7% (Identified Cost $501,938,449)(a)	625,624,645
	Other assets less liabilities — 0.3%	1,857,425

	Net Assets — 100.0%	$627,482,070

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $501,938,449 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$124,348,035
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(661,839)

Net unrealized appreciation	$123,686,196

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$595,914,404	$—	$—	$595,914,404
Exchange Traded Funds	27,234,144	—	—	27,234,144
Short-Term Investments	—	2,476,097	—	2,476,097

Total	$623,148,548	$2,476,097	$—	$625,624,645

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Insurance	7.6%
Textiles, Apparel & Luxury Goods	7.4
Software	6.4
Capital Markets	6.3
Machinery	5.6
Exchange Traded Funds	4.3
REITs	4.3
Specialty Retail	4.3
Commercial Banks	4.2
Chemicals	3.8
Energy Equipment & Services	3.7
Semiconductors & Semiconductor Equipment	3.7
Thrifts & Mortgage Finance	3.5
Commercial Services & Supplies	3.4
Containers & Packaging	3.0
Media	2.6
IT Services	2.6
Health Care Equipment & Supplies	2.4
Oil, Gas & Consumable Fuels	2.1
Auto Components	2.0
Other Investments, less than 2% each	16.1
Short-Term Investments	0.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2010